EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARES [Abstract]
Net income attribute to the Company	$ 5,896,804	$ 3,858,876	$ 3,643,404
Weighted average ordinary shares outstanding - basic and diluted	19,862,537	19,901,959	19,901,959
Basic and diluted earnings per share	$ 0.30	$ 0.19	$ 0.18